Note 18 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Contingent Consideration, Liability, Total	$ 34,188
Interest rate swap asset	4,704
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability, Total	0
Interest rate swap asset	0
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability, Total	0
Interest rate swap asset	4,704
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	34,188	$ 32,346	$ 24,128
Interest rate swap asset	$ 0